Goodwill and other intangible assets (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units
Goodwill

	For the year ended October 31, 2020

(Millions of Canadian dollars)	Canadian Banking	Caribbean Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Total
Balance at beginning of period	$2,555	$1,727	$579	$1,985	$2,943	$120	$112	$148	$1,067	$11,236
Acquisitions	2	–	6	–	1	–	–	–	–	9
Dispositions	–	(16)	–	–	–	–	–	–	–	(16)
Currency translations	–	8	2	16	34	1	–	1	11	73
Balance at end of period	$2,557	$1,719	$587	$2,001	$2,978	$121	$112	$149	$1,078	$11,302

	For the year ended October 31, 2019

(Millions of Canadian dollars)	Canadian Banking	Caribbean Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Total
Balance at beginning of period	$2,528	$1,729	$579	$1,986	$2,870	$118	$112	$148	$1,067	$11,137
Acquisitions	27	–	–	–	71	–	–	–	–	98
Dispositions	–	–	–	(20)	–	–	–	–	–	(20)
Currency translations	–	(2)	–	19	2	2	–	–	–	21
Balance at end of period	$2,555	$1,727	$579	$1,985	$2,943	$120	$112	$148	$1,067	$11,236

Summary of Terminal Growth Rates and Pre-tax Discount Rates Used in Discounted Cash Flow Models
The terminal growth rates and pre-tax discount rates used in our discounted cash flow models are summarized below.

	As at
	August 1, 2020		August 1, 2019

	Discount rate (1)	Terminal growth rate	Discount rate (1)	Terminal growth rate
Group of cash generating units
Canadian Banking	9.5%	3.0%	10.2%	3.0%
Caribbean Banking	11.4	3.7	11.9	4.2
Canadian Wealth Management	10.4	3.0	11.2	3.0
Global Asset Management	10.5	3.0	11.1	3.0
U.S. Wealth Management (including City National)	10.7	3.0	11.2	3.0
International Wealth Management (2)	n.m.	n.m.	n.m.	n.m.
Insurance	10.2	3.0	11.0	3.0
Investor & Treasury Services	10.2	3.0	10.9	3.0
Capital Markets	12.0	3.0	11.8	3.0

(1)	Pre-tax discount rates are determined implicitly based on post-tax discount rates.
(2)	The recoverable amount for our International Wealth Management CGU is determined using a multiples-based approach.
n.m.	not meaningful

Summary of Carrying Amount of Other Intangible Assets
Other intangible assets

	For the year ended October 31, 2020

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships	In process software	Total
Gross carrying amount
Balance at beginning of period	$6,941	$1,684	$1,567	$1,773	$1,240	$13,205
Additions	54	47	–	143	1,157	1,401
Acquisitions through business combinations	–	6	–	10	–	16
Transfers	936	193	–	–	(1,129)	–
Dispositions	(149)	(13)	–	–	(4)	(166)
Impairment losses	(116)	(4)	–	–	(10)	(130)
Currency translations	20	7	19	13	8	67
Other changes	(10)	(19)	–	(23)	(21)	(73)
Balance at end of period	$7,676	$1,901	$1,586	$1,916	$1,241	$14,320
Accumulated amortization
Balance at beginning of period	$(5,256)	$(1,357)	$(627)	$(1,291)	$–	$(8,531)
Amortization charge for the year	(855)	(144)	(160)	(114)	–	(1,273)
Dispositions	147	12	–	–	–	159
Impairment losses	88	–	–	–	–	88
Currency translations	(14)	(6)	(6)	(9)	–	(35)
Other changes	6	(5)	–	23	–	24
Balance at end of period	$(5,884)	$(1,500)	$(793)	$(1,391)	$–	$(9,568)
Net balance at end of period	$1,792	$401	$793	$525	$1,241	$4,752

	For the year ended October 31, 2019

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships	In process software	Total
Gross carrying amount
Balance at beginning of period	$5,984	$1,582	$1,750	$1,768	$1,146	$12,230
Additions	42	49	–	–	1,184	1,275
Acquisitions through business combinations	–	16	–	6	–	22
Transfers	1,009	42	–	–	(1,051)	–
Dispositions	–	(1)	–	–	–	(1)
Impairment losses	(94)	(6)	–	–	(42)	(142)
Currency translations	–	1	1	7	(2)	7
Other changes	–	1	(184)	(8)	5	(186)
Balance at end of period	$6,941	$1,684	$1,567	$1,773	$1,240	$13,205
Accumulated amortization
Balance at beginning of period	$(4,501)	$(1,226)	$(654)	$(1,162)	$–	$(7,543)
Amortization charge for the year	(793)	(121)	(159)	(124)	–	(1,197)
Dispositions	–	–	–	–	–	–
Impairment losses	30	2	–	–	–	32
Currency translations	(1)	(1)	1	(6)	–	(7)
Other changes	9	(11)	185	1	–	184
Balance at end of period	$(5,256)	$(1,357)	$(627)	$(1,291)	$–	$(8,531)
Net balance at end of period	$1,685	$327	$940	$482	$1,240	$4,674